Document And Entity Information	Jun. 04, 2026
Document Information [Line Items]
Entity, Registrant Name	AXT, INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Jun. 04, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-24085
Entity, Tax Identification Number	94-3031310
Entity, Address, Address Line One	4281 Technology Drive
Entity, Address, City or Town	Fremont
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	438-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AXTI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001051627